Basis of preparation and presentation (Details) - Schedule of reclassifications on the statement of financial position - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018
Schedule of reclassifications on the statement of financial position [Abstract]
Trade accounts receivable			R$ 57,185
Transactions with Related Parties			166
Trade accounts payable	R$ 75,224	R$ 55,603	48,518
Loans and financing	R$ 663,181	R$ 514,113	R$ 255,805